Pension Plans	12 Months Ended
May 31, 2013
Pension Plans

NOTE M—PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2014, we expect to contribute approximately $27.4 million to the retirement plans in the U.S. and approximately $7.4 million to our foreign plans.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost	$25,950	$19,906	$16,957	$4,337	$3,731	$3,535
Interest cost	16,240	15,307	13,738	7,246	8,076	7,622
Expected return on plan assets	(17,431)	(17,416)	(12,558)	(7,715)	(7,867)	(7,057)
Amortization of:
Prior service cost	348	352	358	7	10	12
Net actuarial losses recognized	16,888	8,510	7,919	2,771	2,169	2,472
Curtailment/settlement (gains) losses	72	—	83	234	—	(26)

Net Pension Cost	$42,067	$26,659	$26,497	$6,880	$6,119	$6,558

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Benefit obligation at beginning of year	$385,013	$288,532	$175,338	$161,632
Service cost	25,950	19,906	4,337	3,731
Interest cost	16,240	15,307	7,246	8,076
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Participant contributions			929	1,035
Acquisitions				880
Actuarial (gains)/losses	(8,014)	74,735	9,820	20,563
Settlements/Curtailments			(3,874)
Premiums paid			(127)	(161)
Currency exchange rate changes			1,085	(14,081)

Benefit Obligation at End of Year	$402,686	$385,013	$185,993	$175,338

Fair value of plan assets at beginning of year	$198,208	$212,215	$137,318	$141,639
Actual return on plan assets	35,708	(14,309)	15,859	3,987
Employer contributions	24,547	13,769	9,422	8,363
Participant contributions			929	1,035
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Premiums paid			(127)	(161)
Currency exchange rate changes			416	(11,208)

Fair Value of Plan Assets at End of Year	$241,960	$198,208	$155,056	$137,318

(Deficit) of plan assets versus benefit obligations at end of year	$(160,726)	$(186,805)	$(30,937)	$(38,020)
Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Accumulated Benefit Obligation	$340,742	$324,247	$173,586	$156,663

The fair value of the assets held by our pension plans has increased at May 31, 2013 since our previous measurement date at May 31, 2012, due primarily to the combination of gains in the stock market and plan contributions. At the same time, plan liabilities have increased slightly due to plan experience and a slight increase in interest rates. As such, we have decreased our recorded liability for the net underfunded status of our pension plans. Due to contributions and slightly higher interest rates, we expect pension expense in fiscal 2014 to be slightly below our fiscal 2013 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Noncurrent assets	$—	$—	$—	$42
Current liabilities	(43)	(43)	(436)	(492)
Noncurrent liabilities	(160,683)	(186,762)	(30,501)	(37,570)

Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$402,686	$241,960	$385,013	$198,208
Plans with accumulated benefit obligation in excess of plan assets	340,742	241,960	324,247	198,208

	Non-U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$185,993	$155,056	$174,358	$136,296
Plans with accumulated benefit obligation in excess of plan assets	94,423	70,642	83,465	62,902
Plans with assets in excess of projected benefit obligations			980	1,022
Plans with assets in excess of accumulated benefit obligations	79,163	84,414	73,198	74,416

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial loss	$(161,835)	$(205,086)	$(57,882)	$(62,750)
Prior service (costs)	(1,331)	(1,679)	(51)	(93)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(163,166)	$(206,765)	$(57,933)	$(62,843)

The following table includes the changes recognized in other comprehensive income:
	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(26,291)	106,459	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI			300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)	(2,966)	(2,169)

Total recognized in other comprehensive loss (income)	$(43,599)	$97,597	$(4,911)	$18,410

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2013 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2014:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(11,799)	$(2,493)
Prior service (costs)	$(334)	$(3)

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans			Non-U.S. Plans
Year-End Benefit Obligations	2013	2012		2013	2012
Discount rate	4.45%	4.25%		3.95%	4.19%
Rate of compensation increase	3.14%	3.15%		3.32%	3.76%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2013	2012	2011	2013	2012	2011
Discount rate	4.25%	5.25%	5.75%	4.19%	5.14%	5.26%
Expected return on plan assets	8.50%	8.50%	8.75%	5.32%	5.63%	5.75%
Rate of compensation increase	3.15%	3.15%	3.28%	3.76%	3.83%	3.81%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2013	Actual Asset Allocation
(Dollars in millions)		2013	2012
Equity securities	55%	$146.2	$111.7
Fixed income securities	25%	74.1	64.4
Cash		3.9	4.5
Other	20%	17.8	17.6

Total assets	100%	$242.0	$198.2

	Non-U.S. Plans
(Dollars in millions)	Target Allocation as of May 31, 2013	Actual Asset Allocation
		2013	2012

Equity securities	42%	$81.8	$67.0
Fixed income securities	51%	46.7	43.9
Cash	1%	0.2	0.4
Property and other	6%	26.3	26.0

Total assets	100%	$155.0	$137.3

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2013 and 2012:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks—large cap	26,443			26,443
Stocks—mid cap	15,423			15,423
Stocks—small cap	11,451			11,451
Stocks—international	2,643			2,643
Mutual funds—equity		90,260		90,260
Mutual funds—fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$7,969	$—	$7,969
State and municipal bonds		490		490
Foreign bonds		2,279		2,279
Mortgage-backed securities		9,169		9,169
Corporate bonds		14,647		14,647
Stocks—large cap	36,196			36,196
Stocks—mid cap	19,659			19,659
Stocks—small cap	10,413			10,413
Stocks—international	6,961			6,961
Mutual funds—equity		38,475		38,475
Mutual funds—fixed		29,806		29,806
Cash and cash equivalents	4,549			4,549
Limited partnerships			1,833	1,833
Common/collective trusts			15,762	15,762

Total	$77,778	$102,835	$17,595	$198,208

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
Pooled equities	$—	$66,212	$—	$66,212
Pooled fixed income		43,446		43,446
Foreign bonds		433		433
Insurance contracts			25,974	25,974
Mutual funds		843		843
Cash and cash equivalents	410			410

Total	$410	$110,934	$25,974	$137,318

The following table includes the activity that occurred during the years ended May 31, 2013 and 2012 for our Level 3 assets:

	Balance at Beginning of Period	Actual Return on Plan Assets For:		Settlements (1)	Transfers In/Out of Level 3	Balance at End of Period
(In thousands)		Assets Still Held at Reporting Date	Assets Sold During Year
Year ended May 31, 2013	$43,569	1,283	924	1,113	(2,731)	$44,158
Year ended May 31, 2012	48,716	231	(619)	(3,998)	(761)	43,569

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor’s 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash); weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor’s 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $13.1 million, $11.9 million and $10.9 million for the years ending May 31, 2013, 2012 and 2011, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $27.2 in 2014; $29.2 in 2015; $30.6 in 2016; $33.2 in 2017; and $35.3 in 2018. In the five years thereafter (2019-2023) we expect to pay $203.1 million.